Related-Party Transactions (Loans To Principal Officers, Directors And Affiliates) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related-Party Transactions [Abstract]
Beginning balance	$ 6,113	$ 3,672
New loans	4,193	3,062
Repayments	(29)	(621)
Ending balance	$ 10,277	$ 6,113